FINANCIAL INSTRUMENTS - Reconciliation of acquisition related accrued earn-outs using significant unobservable inputs (Level 3) (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability, beginning of period	$ 620	$ 697
Acquisition date fair value of contingent consideration	2,000
Change in fair value of contingent consideration	(146)	(77)
Cash payments	(464)
Foreign exchange	(10)
Earn-out liability, ending of period	$ 2,000	$ 620